Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Details of inventories
(1)	Details of inventories as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022				December 31, 2021
	Acquisition cost		Write- down	Carrying amount	Acquisition cost	Write- down	Carrying amount
Merchandise	￦	156,919	(5,616)	151,303	204,545	(3,419)	201,126
Supplies		15,052	—	15,052	3,511	—	3,511

	￦	171,971	(5,616)	166,355	208,056	(3,419)	204,637

Amount of the inventory write-downs charged to the consolidated statement of income and write-off of inventories
(2)	The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2022		2021(*)	2020(*)
Charged to cost of products that have been resold	￦	2,297	(3,287)	(1,560)
Write-off upon sale		(756)	(347)	(3,312)

(*)	Includes amounts related to discontinued operations.